Summary of Components of Net Pension Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
SERP [Member]
Components of net pension cost related to the SERP and other post-retirement plans
Interest cost	$ 162	$ 214	$ 234
Service cost
Net pension cost	162	214	234
Other Post-Retirement Plans [Member]
Components of net pension cost related to the SERP and other post-retirement plans
Interest cost	104	111	112
Service cost	3	3	3
Net pension cost	$ 107	$ 114	$ 115